Other accounts receivable and other assets, net, and other accounts payable, provisions and other liabilities - Summary of Non-Derivaties Financial Instruments Classified as Hedge Accounting (Detail) - Significant interest rate benchmarks subject to interest rate benchmark reform [member] - PEN (S/)
S/ in Thousands
12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Detailed Information About Non derivatives Subject To Reform Of Reference Interest Rate [Line Items]
Nonderivative Asse tNotional Amount	S/ 663,385	S/ 1,094,537
Nonderivative Liability Notional Amount	1,144,200	1,196,100
Loans1monthLIBOR [Member]
Disclosure Of Detailed Information About Non derivatives Subject To Reform Of Reference Interest Rate [Line Items]
Nonderivative Asse tNotional Amount	0	S/ 3,220
Nonderivative Financial Instruments Average Term		6 years 6 months
Loans 3monthLIBOR [Member]
Disclosure Of Detailed Information About Non derivatives Subject To Reform Of Reference Interest Rate [Line Items]
Nonderivative Asse tNotional Amount	S/ 465,494	S/ 573,727
Nonderivative Financial Instruments Average Term	3 years 9 months 18 days	4 years 1 month 6 days
Loans 6monthLIBOR [Member]
Disclosure Of Detailed Information About Non derivatives Subject To Reform Of Reference Interest Rate [Line Items]
Nonderivative Asse tNotional Amount	S/ 197,891	S/ 517,590
Nonderivative Financial Instruments Average Term	11 years 9 months 18 days	7 years 4 months 24 days
Issuances 3 month LIBOR [Member]
Disclosure Of Detailed Information About Non derivatives Subject To Reform Of Reference Interest Rate [Line Items]
Nonderivative Liability Notional Amount	S/ 1,144,200	S/ 1,196,100
Nonderivative Financial Instruments Average Term	5 years	5 years